Sources of finance - Analysis of Changes in Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in Financial Instruments [Abstract]
Borrowings, beginning balance	£ 4,441.7	£ 5,032.7
Derivatives, beginning balance	50.6	3.2
Lease liabilities, beginning balance	2,041.8	2,156.3
Share repurchase commitments, beginning balance	211.7	0.0
Liabilities from financing activities, beginning balance	6,745.8	7,192.2
Cash and cash equivalents	(3,882.9)	(12,899.1)
Bank overdrafts, beginning balance	342.3	8,562.0
Opening balance	3,205.2	2,855.1
Cash flow	823.5	(142.1)
Acquisition of subsidiaries	(38.7)	36.5
Foreign exchange	325.2	(45.3)
Interest and other	427.0	501.0
Borrowings, ending balance	4,465.1	4,441.7
Derivatives, ending balance	52.3	50.6
Lease liabilities, ending balance	2,210.6	2,041.8
Share repurchase commitments, ending balance	0.0	211.7
Liabilities from financing activities, ending balance	6,728.0	6,745.8
Cash and cash equivalents	(2,491.5)	(3,882.9)
Bank overdrafts, ending balance	505.7	342.3
Closing balance	4,742.2	3,205.2
Liabilities From Financing Activities
Changes in Financial Instruments [Abstract]
Cash flow	(834.3)	(806.2)
Acquisition of subsidiaries	0.1	34.2
Foreign exchange	389.4	(175.4)
Interest and other	427.0	501.0
Borrowings
Changes in Financial Instruments [Abstract]
Cash flow	(220.6)	(397.1)
Acquisition of subsidiaries	0.0	0.0
Foreign exchange	237.2	(199.1)
Interest and other	6.8	5.2
Derivatives
Changes in Financial Instruments [Abstract]
Cash flow	0.0	0.0
Acquisition of subsidiaries	0.0	0.0
Foreign exchange	6.4	47.0
Interest and other	(4.7)	0.4
Lease liabilities
Changes in Financial Instruments [Abstract]
Cash flow	(402.0)	(409.1)
Acquisition of subsidiaries	0.1	34.2
Foreign exchange	145.8	(23.3)
Interest and other	424.9	283.7
Share repurchase commitments
Changes in Financial Instruments [Abstract]
Cash flow	(211.7)	0.0
Acquisition of subsidiaries	0.0	0.0
Foreign exchange	0.0	0.0
Interest and other	0.0	211.7
Cash and short-term debt
Changes in Financial Instruments [Abstract]
Cash flow	1,494.4	8,883.8
Acquisition of subsidiaries	(38.8)	2.3
Foreign exchange	(64.2)	130.1
Interest and other	0.0	0.0
Bank overdrafts
Changes in Financial Instruments [Abstract]
Cash flow	163.4	(8,219.7)
Acquisition of subsidiaries	0.0	0.0
Foreign exchange	0.0	0.0
Interest and other	£ 0.0	£ 0.0